Discontinued Operations and Disposition of Real Estate and Real Estate Investments (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property
Balance sheet relating to asset held for sale
Land		$ 1,089,000
Building		1,178,000
Fixtures and tenant improvements		1,000,000
Carrying amount of real estate assets held for sale		3,267,000
Less: Accumulated depreciation		(977,000)
Total assets held for sale		2,290,000	0
Operating results relating to assets sold or designated as held for sale
Revenues		44,883,000	68,722,000	104,727,000
Expenses:
Operating expenses		17,984,000	30,714,000	48,342,000
Impairment charge		57,900,000	87,100,000	142,500,000
Interest, net		12,105,000	25,725,000	37,992,000
Debt extinguishment costs, net		7,191,000	409,000	467,000
Depreciation and amortization		13,512,000	23,479,000	39,656,000
Total expenses		108,723,000	167,372,000	268,930,000
Loss from discontinued operations		(63,840,000)	(98,650,000)	(164,203,000)
Gain on deconsolidation of interests		4,716,000	5,221,000
Gain (loss) on disposition of real estate, net of tax		40,163,000	5,775,000	(24,027,000)
Loss from discontinued operations		(18,961,000)	(87,654,000)	(188,230,000)
Net gains on disposition of real estate and real estate investments
Land sales		(400,000)	1,000,000	4,800,000
Previously deferred gains and other gains and losses on dispositions		7,500,000	300,000	4,300,000
Net gains on disposition of real estate and real estate investments		$ 7,079,000	$ 1,318,000	$ 9,127,000
Discontinued Operations and Disposition of Real Estate and Real Estate Investments (Textual) [Abstract]
Number of properties sold	21	34	34	34
Number of assets held for sale	1	1
Number of properties included in discontinued operations		118
Number of disposed properties previously included in shopping center segment		113
Number of disposed properties previously included in other investments segment		5
Other properties deconsolidated for accounting purpose		26	26	26